Risk/Return Detail Data - FidelityEnvironmentalBondFund-RetailPRO	Oct. 30, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Income Fund
FidelityEnvironmentalBondFund-RetailPRO | Fidelity Environmental Bond Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® Environmental Bond Fund/Fidelity® Environmental Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Environmental Bond Fund seeks a high level of current income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 84% of the average value of its portfolio.
Portfolio Turnover, Rate	84.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in environmental debt securities of all types and repurchase agreements for those securities.Environmental debt securities include debt securities of issuers that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint, and debt securities that support environmental projects. Environmental debt securities include issuers, including sovereign or government-related issuers, (i) contained in the Bloomberg MSCI Global Green Bond USD Index (Hedged USD) and/or (ii) that have an above average environmental score as categorized by MSCI or are rated low risk or better by Sustainalytics.Normally investing primarily in investment-grade debt securities.Managing the fund with reference to the overall interest rate risk of the Bloomberg U.S. Aggregate Bond Index.Investing in domestic and foreign issuers.Allocating assets across different market sectors and maturities.Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).Hedging the fund's foreign currency exposures utilizing forward foreign currency exchange contracts.Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Environmental Focus Risk. The fund normally invests in issuers whose products or services are intended or likely to have a positive environmental impact. Some industries and sectors might be more likely to issue environmental bonds, and events or factors impacting these sectors may have a greater effect on, and may more adversely affect, the fund than they would a fund that does not invest in issuers with a common purpose. The fund also will be affected by a decrease in governmental or other support for environmental initiatives. Sustainability Risk. Application of Fidelity Management & Research Company LLC's (FMR) (the Adviser) environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign Currency Transactions. Although a forward foreign currency exchange contract is used to reduce or hedge a fund's exposure to changes in the value of the currency, suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Jun. 15, 2021
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2023
Bar Chart, Year to Date Return	(1.11%)
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	1.92%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(6.08%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEnvironmentalBondFund-RetailPRO | Fidelity Environmental Bond Fund | Fidelity Environmental Bond Fund
Risk/Return:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.45%
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567
2022	(13.66%)
FidelityEnvironmentalBondFund-RetailPRO | Fidelity Environmental Bond Fund | Return Before Taxes | Fidelity Environmental Bond Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	(13.66%)
Since Inception	(9.14%)	[1]
FidelityEnvironmentalBondFund-RetailPRO | Fidelity Environmental Bond Fund | After Taxes on Distributions | Fidelity Environmental Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(14.71%)
Since Inception	(9.99%)	[1]
FidelityEnvironmentalBondFund-RetailPRO | Fidelity Environmental Bond Fund | After Taxes on Distributions and Sales | Fidelity Environmental Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(8.07%)
Since Inception	(7.25%)	[1]
FidelityEnvironmentalBondFund-RetailPRO | Fidelity Environmental Bond Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	(13.01%)
Since Inception	(8.39%)	[1]
FidelityEnvironmentalBondFund-RetailPRO | Fidelity Environmental Bond Fund | IXXY6
Risk/Return:
Label	Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
Past 1 year	(12.25%)
Since Inception	(8.13%)	[1]

[1]	AFrom June 15, 2021.